Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 07, 2022 USD ($)	Jul. 14, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Feb. 29, 2016	Apr. 03, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jan. 02, 2022 USD ($) SEGMENT $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class Of Warrant Or Right [Line Items]
Working capital							$ 398,100		$ 377,500
Accumulated deficit							(290,445)		(333,152)	$ (207,278)
Proceeds from business acquisition		$ 373,745					373,700		$ 373,700
Number of operating segments | SEGMENT									1
Proceeds from Warrant Exercises							52,828	$ 0	$ 77,170	$ 0
Impairment charges									$ 0
Financing Receivable, Allowance for Credit Loss							$ 0
Common stock, shares outstanding | shares							156,419,718		152,272,287	100,016,559
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001	$ 0.0001
Allocation of transaction price to the performance obligations, percentage									100.00%
Financial assistance agreement					$ 6,500
Description of financial assistance agreement									Under the agreement, the Company will perform research and development under a joint project with the EERE, and the EERE will reimbursee the Company for 49.8% of allowable project costs. The remaining 50.2% in costs would be incurred by the Company.
Vesting period									5 years
Deferred Revenue									$ 7,900	$ 5,500
Deferred contract costs									4,600	3,500
ASU term description						ASU 2016-02 requires an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months
Minimum [Member]
Class Of Warrant Or Right [Line Items]
Restricted cash									$ 100	$ 100
Term of service revenue contracts									1 year
Maximum [Member]
Class Of Warrant Or Right [Line Items]
Term of service revenue contracts									3 years
Deferred Revenue [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Class Of Warrant Or Right [Line Items]
Concentration risk, percentage									64.00%	91.00%
Prepaid Expense and Other Assets [Member]
Class Of Warrant Or Right [Line Items]
Reimbursement receivable									$ 300	$ 200
Stock Options [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Contractual term									10 years
Common Stock Warrants [Member]
Class Of Warrant Or Right [Line Items]
Common stock, shares outstanding | shares									17,500,000
Common stock, par value | $ / shares									$ 11.5
Contractual term									5 years
Warrant exercisable date									Dec. 05, 2021
Outstanding public warrant redemption price | $ / shares									$ 0.01
Common Stock Warrants [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrant redemption condition minimum share price | $ / shares									$ 18
Public Warrant [Member]
Class Of Warrant Or Right [Line Items]
Proceeds from Warrant Exercises	$ 47,500		$ 52,800	$ 77,200					$ 82,500